Share-based compensation	12 Months Ended
Dec. 31, 2019
Share-based compensation
Share-based compensation

25.  Share-based compensation

(a)  JOYY’s share-based awards

(i)    Restricted Share Units

On September 16, 2011, the board of directors of the Company approved the 2011 Share Incentive Scheme which include share options, restricted share units and restricted shares. In October 2012, the board of directors of the Company resolved that the maximum aggregate number of Class A common shares which may be issued pursuant to all awards under the 2011 Share Incentive Scheme shall be 43,000,000 plus an annual increase of 20,000,000 on the first day of each fiscal year, or such lesser amount of Class A common shares as determined by the board of directors of the Company.

During the years ended December 31, 2017, 2018 and 2019, the Company granted restricted share units to employees of  22,090,030, 11,977,794 and 16,114,095 respectively pursuant to the 2011 Share Incentive Plan.

During the years ended December 31, 2017, 2018 and 2019, the Company granted restricted share units to non-employees of 150,000, nil and nil pursuant to the 2011 Share Incentive Plan.

The following table summarizes the restricted share units activity for the years ended December 31, 2017, 2018 and 2019:

		Weighted
	Number of	average
	restricted	grant-date
	shares	fair value (US$)

Outstanding, December 31, 2016	20,955,720	2.4320

Granted	22,090,030	5.3001
Forfeited	(4,007,728)	2.5561
Vested	(8,163,878)	2.3227

Outstanding, December 31, 2017	30,874,144	4.4969

Granted	11,977,794	4.7052
Forfeited	(5,115,304)	4.6843
Vested	(12,507,000)	3.6776

Outstanding, December 31, 2018	25,229,634	4.9639

Granted	16,114,095	3.0005
Forfeited	(6,381,786)	4.7840
Vested	(7,848,811)	4.7427

Outstanding, December 31, 2019	27,113,132	3.9034

Expected to vest as of December 31, 2019	25,703,976	3.8916

For the years ended December 31, 2017, 2018 and 2019, the Company recorded share-based compensation of RMB211,189, RMB372,281 and RMB207,185 using the graded-vesting attribution method. As of December 31, 2019, total unrecognized compensation expense relating to the restricted share units was RMB375,846. The expense is expected to be recognized over a weighted average period of 1.09 years using the graded-vesting attribution method.

25.  Share-based compensation (continued)

(a)  JOYY’s share-based awards (continued)

(ii)   Restricted Shares

In connection with the acquisition of Bigo in March 2019, the Group issued common shares to replace Bigo’s share incentive scheme.

There are mainly three types of vesting schedule under Bigo’s share incentive scheme, which are: i) 50% of the share-based awards will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) share-based awards will be vested in four equal installments over the following 48 months, and iii) share-based awards will be vested in three equal installments over the following 36 months. After the acquisition, Bigo’s share incentive scheme are replaced by JOYY’s restricted shares of 38,042,760 without change in vesting terms. The post-acquisition share-based compensation expenses are recognized over the remaining vesting period after the acquisition date.

In addition, the Company granted additional restricted shares to employees of 16,041,327, during the year ended December 31, 2019.

The following table summarizes the restricted shares activity for the three months ended December 31, 2019:

		Weighted
	Number of	average
	restricted	grant-date fair
	shares	value (US$)

Outstanding, December 31, 2018	—	—

Replacement due to acquisition of Bigo	38,042,760	3.6100
Granted	16,041,327	3.4750
Forfeited	(7,279,877)	3.6302
Vested	(8,599,959)	3.6608

Outstanding, December 31, 2019	38,204,251	3.5267

Expected to vest as of December 31, 2019	32,715,029	3.5533

For the year ended December 31, 2019, the Company recorded share-based compensation for restricted shares of RMB364,907 using the graded-vesting attribution method.

As of December 31, 2019, total unrecognized compensation expense relating to the restricted shares was RMB438,455. The expense is expected to be recognized over a weighted average period of 1.58 years using the graded-vesting attribution method.

25.  Share-based compensation (continued)

(a)  JOYY’s share-based awards (continued)

(iii)  Share options

Pre-2009 Scheme Options

Before the adoption of the Employee Equity Incentive Scheme (the “2009 Incentive Scheme”), 12,705,700 and 8,499,050 share options were granted to employees through individually signed share option agreements, to acquire common shares of Duowan BVI on a one-to-one basis on January 1, 2008 and 2009 respectively. In addition, on January 1, 2008, 3,832,290 share options were granted to one non-employee for the provision of consulting services to the Group (collectively defined as “Pre-2009 Scheme Options”).

The vesting of the Pre-2009 Scheme Options has already been completed before January 1, 2016. As of December 31, 2017, the outstanding, vested and exercisable share options was 154,535. As of December 31, 2018, all outstanding, vested and exercisable share options have been exercised.

2011 Share Incentive Scheme

Grant of options

During the year ended December 31, 2019, the Company granted 438,100 share options to employees, pursuant to the 2011 Share Incentive Scheme.

Vesting of options

There are three types of vesting schedule, which are: i) options will be vested in three equal installments over the following 36 months, ii) 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, and iii) 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in one installments over the following 12 months.

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual life	value
	options	price (US$)	(years)	(US$)

Outstanding, January 1, 2018	—	—	—	—
Granted	10,934,300	4.7025

Outstanding, December 31, 2018	10,934,300	4.7025	5.29	—
Granted	438,100	3.5350
Forfeited	(1,065,000)	4.5225

Outstanding, December 31, 2019	10,307,400	3.8069	5.45	—

Expected to vest as of December 31, 2019	10,307,400	3.8069	5.45	—
Exercisable as of December 31, 2019	2,134,100	4.7025	6.50	—

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

25.  Share-based compensation (continued)

(a)  JOYY’s share-based awards (continued)

(iii)  Share options (continued)

The aggregate intrinsic value in the table above represents the difference between the Company’s common shares as of December 31, 2018 and 2019 and the exercise price. The total intrinsic value was nil due to the higher exercise price compared to the Company’s common shares as of December 31, 2018 and 2019 and the exercise price.

For the year ended December 31, 2019, the Company recorded share-based compensation of RMB88,330 using the graded vesting attribution method.

The Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

	2018		2019
Weighted average fair value per option granted	US$	2.6425	US$	1.7582
Weighted average exercise price	US$	4.7025	US$	3.5350
Weighted average Risk-free interest rate (1)		2.77%		1.82%
Expected term (in year) (2)		5-6		6
Expected volatility (3)		57%		56%
Dividend yield (4)		—		—
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on US Treasury Bonds of similar tenor at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the Company at the valuation dates.
(4)	The Company has no history or expectation of paying dividend on its common shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

(b)  Huya’s share-based awards

On July 10, 2017, the Board of Directors of Huya approved the establishment of 2017 Share Incentive Plan (“Huya’s 2017 Share Incentive Plan”), the purpose of which is to provide an incentive for employees contributing to Huya. Huya’s 2017 Share Incentive Plan shall be valid and effective for 10 years from the establishment date. The maximum number of shares that may be issued pursuant to all awards under 2017 Share Incentive Plan shall be 17,647,058 shares. On March 31, 2018, the Board of Directors of Huya approved to increase the maximum number of shares that may be issued, from 17,647,058 shares to 28,394,117 shares, including incentive share options and restricted share units.

(i)    Share options

Grant of options

During the year ended December 31, 2017, Huya granted 11,737,705 share options to employees.

During the year ended December 31, 2018, Huya granted 5,918,353 and 220,000 share options to employees and non-employees, respectively.

During the year ended December 31, 2019, no share option was granted to employees or non-employees.

25.  Share-based compensation (continued)

(b)  Huya’s share-based awards (continued)

(i)    Share options (continued)

Vesting of options

There are mainly three types of vesting schedule, which are: i) 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) options will be vested in four equal installments over the following 48 months, and iii) options will be vested in four equal installments over the following 24 months.

These options shall (i) be exercisable during its term cumulatively according to the vesting schedule set out in the grant notice and with the applicable provisions of Huya’s 2017 Share Incentive Plan, provided that the performance conditions otherwise agreed by the parties (if any) to which the option is subject have been fulfilled upon each corresponding vesting date; (ii) be deemed vested and exercisable immediately in the event of a change of control, regardless of the vesting schedule; (iii) be exercisable upon any arrangement as otherwise agreed by the parties based on their discussion in good faith.

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

			Weighted
		Weighted	average
		average	remaining	Aggregate intrinsic
	Number of	exercise	contractual life	value
	options	price (US$)	(years)	(US$)

As of December 31, 2016	—	—	—	—
Granted	11,737,705	2.5500
Forfeited	(18,000)	2.5500

As of December 31, 2017	11,719,705	2.5500	9.75	2,227
Granted	6,138,353	2.4672
Forfeited	(75,000)	2.5500
Cancelled	(262,503)	2.5500

As of December 31, 2018	17,520,555	2.5210	8.82	227,049
Granted	—	—
Forfeited	(257,750)	2.5500
Exercised	(2,011,144)	2.3290

As of December 31, 2019	15,251,661	2.5458	7.84	234,939
Expected to vest as of December 31, 2019	9,790,460	2.5500	7.88	150,773
Exercisable as of December 31, 2019	5,410,546	2.5383	7.77	83,386

25.  Share-based compensation (continued)

(b)  Huya’s share-based awards (continued)

(i)    Share options (continued)

Vesting of options (continued)

Prior to the completion of the IPO, Huya has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

	2017		2018

Weighted average fair value per option granted	US$	1.3798	US$	5.2130
Weighted average exercise price	US$	2.55	US$	2.47
Risk-free interest rate (1)		2.25%		2.83%
Expected term (in year) (2)		10		10
Expected volatility (3)		55%		55%
Dividend yield (4)		—		—
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)	Huya has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on Huya’s expected dividend policy over the expected term of the option.

For the years ended December 31, 2017, 2018 and 2019, the Group recorded share-based compensation in general and administrative expenses of nil, RMB20,980 and RMB6,746 for the share options granted to non-employees.

For the years ended December 31, 2017, 2018 and 2019, the Group recorded share-based compensation of RMB19,473, RMB151,242 and RMB102,970, using the graded-vesting attribution method, including accelerated compensation cost amounted to RMB1,869 due to that 262,503 share options were canceled during the year ended December 31, 2018 without concurrent grant of replacement awards, which is treated as a settlement for no consideration at the time of cancelation under ASC 718.

As of December 31, 2019, there was RMB74,614 unrecognized share-based compensation expense of options relating to Huya 2017 Share Incentive Plan. The expense is expected to be recognized over a weighted-average remaining vesting period of 0.91 years using the graded vesting attribution method.

25.  Share-based compensation (continued)

(b)  Huya’s share-based awards (continued)

(ii)   Restricted share units

Grant of restricted share units

During the years ended December 31, 2017, no restricted share unit was granted to employees or non-employees.

During the year ended December 31, 2018, Huya granted 4,183,685 and 10,000 restricted share units to employees and non-employees, respectively.

During the year ended December 31, 2019, Huya granted 2,908,370 and nil restricted share units to employees and non-employees, respectively.

Vesting of restricted share units

There are mainly three types of vesting schedule for employees, which are: i) 50% of the restricted share units will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) restricted share units will be vested in four equal installments over the following 48 months, and iii) 25% of the restricted share units will be vested after 6 months of the grant date and the remaining 75% will be vested in three equal installments over the following 36 months.

The following table summarizes the activity of restricted share units for the years ended December 31, 2017, 2018 and 2019:

		Weighted
	Number of	average
	restricted	grant-date
	share units	fair value (US$)

Outstanding, January 1, 2017 and December 31, 2017	—	—
Granted	4,193,685	9.0242
Forfeited	(76,500)	7.1600
Vested	(10,000)	19.5900

Outstanding, December 31, 2018	4,107,185	9.0331
Granted	2,908,370	22.7642
Forfeited	(270,707)	14.8129
Vested	(465,000)	7.1600

Outstanding, December 31, 2019	6,279,848	15.4350
Expected to vest at December 31, 2019	6,040,024	15.0623

25.  Share-based compensation (continued)

(b)  Huya’s share-based awards (continued)

For the years ended December 31, 2017, 2018 and 2019, Huya recorded share-based compensation of nil, RMB69,620 and RMB176,778 using the graded vesting attribution method.

For the years ended December 31, 2017, 2018 and 2019, Huya recorded share-based compensation in general and administrative expenses of nil, RMB1,076 and nil for the restricted share units granted to non-employees.

As of December 31, 2019, total unrecognized compensation expense relating to the restricted share units was RMB412,186. The expense is expected to be recognized over a weighted average period of 1.16 year using the graded-vesting attribution method.

(iii) Ordinary shares awards

In October 2017, the Company transferred, at nominal consideration, 1,551,495 ordinary shares of Huya to the management of the Group, for their service provided. The share awards were immediately vested and the Company recorded a share-based compensation charge of RMB28,226 for the year ended December 31, 2017.

In 2018, the Company transferred 367,870 ordinary shares of Huya to the management of the Group, for the service provided. The shares awards will be vested over 5 years. For the year ended December 31, 2018 and 2019, the Company recorded share-based compensation of RMB5,227 and RMB9,060, respectively.

The fair value of the ordinary shares of Huya was determined at the grant date by the Company.

(c)  Other subsidiaries’ share-based awards

For the years ended December 31, 2017, 2018 and 2019, the Company recorded share-based compensation reversal of RMB1,227, share-based compensation expense of RMB7,916 and a reversal of RMB1,082 for restricted shares to the founders or management of the subsidiaries of a variable interest entity.